As filed with the Securities and Exchange Commission on December 28, 2010

Securities Act of 1933 File No. 033-34411

Investment Company Act of 1940 File No. 811-06096

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 27	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940	☒
Amendment No. 30

THE TORRAY FUND

(Exact Name of Registrant as Specified in Charter)

7501 Wisconsin Ave., Ste. 1100

Bethesda, Maryland 20814

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (301) 493-4600

Robert E. Torray, President

The Torray Fund

7501 Wisconsin Ave., Ste. 1100, Bethesda, Maryland 20814

(Name and address of agent for service of process)

COPIES TO:

Patrick W.D. Turley, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006-2401

It is proposed that this filing will become effective:

☒	On December 31, 2010 pursuant to paragraph (b) of Rule 485.

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 27 to the Registration Statement for The Torray Fund (the “Registrant”) is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 26, which was filed pursuant to Rule 485(a)(1) on October 15, 2010 with respect to a proposed new series of the Registrant, the Torray Resolute Fund (the “New Fund”). Accordingly, the contents of Post-Effective Amendment No. 26, consisting of Part A (the Prospectus for the New Fund), Part B (the Statement of Additional Information for the New Fund) and Part C (Other Information) included in Post-Effective Amendment No. 26, are incorporated by reference in their entirety into this filing. As stated on the cover page to this filing, this Post-Effective Amendment No. 27 is intended to become effective on December 31, 2010.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 27 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Bethesda and State of Maryland on the 28th day of December, 2010.

The Torray Fund

By:	/S/ ROBERT E. TORRAY
Robert E. Torray, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 27 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Capacity	Date

/S/ ROBERT E. TORRAY	President	December 28, 2010
Robert E. Torray

/S/ WILLIAM M LANE William M Lane	Trustee and Treasurer	December 28, 2010

/S/ ROBERT P. MOLTZ	Trustee	December 28, 2010
Robert P. Moltz*

/S/ BRUCE C. ELLIS	Trustee	December 28, 2010
Bruce C. Ellis*

/S/ WAYNE H. SHANER	Trustee	December 28, 2010
Wayne H. Shaner*

/S/ CAROL T. CRAWFORD	Trustee	December 28, 2010
Carol T. Crawford*

*By:	/S/ WILLIAM M LANE
William M Lane Attorney-in-Fact

*	Pursuant to Powers of Attorney as previously filed.